Share-Based Payments - 2018 Sharesave Plan and Bonus Equity Payments (Details) - 2018 Sharesave Plan	12 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employment requisite period	5 years
Maximum period shares may be granted after approval	10 years
Exercisable period	6 months
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution period	3 years
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution period	5 years